Income Tax	12 Months Ended
Dec. 31, 2022
Income Tax
Income Tax

Note 9 — Income Tax

The Company’s net deferred tax assets are as follows:

	December 31,	December 31,
	2022	2021
Deferred tax asset (liability)
Organizational costs/Start-up costs	$421,523	$250,136
Unrealized gain - Trust	(574,998)	—
Federal net operating loss	—	37,921
Total deferred tax asset	(153,475)	288,057
Valuation allowance	(421,523)	(288,057)
Deferred tax liability, net of allowance	$(574,998)	$—

The income tax provision consists of the following:

	December 31,	December 31,
	2022	2021
Federal
Current	$451,637	$—
Deferred	441,357	(287,882)
State
Current	—	—
Deferred	—	—
Change in valuation allowance	133,642	287,882
Income tax provision	$1,026,636	$—

The Company’s net operating loss carryforward as of December 31, 2022 and 2021 amounted to $0 and $180,575, respectively, and will be carried forward indefinitely.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2022 and 2021, the change in the valuation allowance was $422,133 and $287,882, respectively. The effective tax rate differs from the statutory tax rate of 21% for the years ended December 31, 2022 and 2021, due to changes in fair value in warrant liability and the valuation allowance on the deferred tax assets.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	—%	—%
Change in fair value of warrant liabilities	(15.8)%	(26.68)%
Stock issuance costs	—%	2.25%
Business combination expense	2.50%	—%
Change in valuation allowance	1.20%	3.43%
Income tax provision	8.9%	—%

The Company files income tax returns in the U.S. federal jurisdiction and California and is subject to examination by the various taxing authorities, since inception.